EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT	12 Months Ended
Dec. 31, 2021
Equity Purchase Agreement And Registration Rights Agreement
EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

NOTE 9 - EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

On May 3, 2021, the Company entered into an Equity Purchase Agreement (“EPL”) and Registration Rights Agreement with Peak One Opportunity Fund LP (“Peak One” or the “Investor”). Under the terms of the EPL, the Company issued 250,000 shares of Common Stock to Peak One. Further, under the terms of the EPL, Peak One agreed to purchase from the Company up to $10,000,000 of the Company’s Common Stock upon effectiveness of a registration statement on Form S-1 filed with the U.S. Securities and Exchange Commission and subject to certain limitations and conditions set forth in the Equity Purchase Agreement. The Registration Rights Agreement provided that the Company would (i) file the Registration Statement with the SEC by July 2, 2021; and (ii) use its best efforts to have the Registration Statement declared effective by the Commission at the earliest possible date (in any event, within 90 days after the execution date of the definitive agreements). The Company filed a Registration Statement on Form S-1 with the Commission on May 24, 2021, and the Form S-1 was declared effective on June 2, 2021.

Following effectiveness of the Registration Statement, and subject to certain limitations and conditions set forth in the Equity Purchase Agreement, the Company shall have the discretion to deliver put notices to the Investor and the Investor will be obligated to purchase shares of the Company’s Common Stock based on the investment amount specified in each put notice. The minimum amount that the Company shall be entitled to put to the Investor in each put notice is $20,000 and the maximum amount is up to the lesser of $1.0 million or two hundred fifty percent (250%) of the average daily trading volume of the Company’s Common Stock defined as the average trading volume of the Company’s Common Stock in the ten (10) days preceding the date on the put notice multiplied by the lowest closing bid price in the ten (10) immediately preceding the date of the put notice. Pursuant to the Equity Purchase Agreement, the Investor will not be permitted to purchase, and the Company may not put shares of the Company’s Common Stock to the Investor that would result in the Investor’s beneficial ownership of the Company’s outstanding Common Stock exceeding 4.99%. The price of each put share shall be equal to ninety one percent (91%) of the market price, which is defined as the lesser of (i) closing bid price of the Common stock on the trading date immediately preceding the respective put date, or (ii) the lowest closing bid price of the Common Stock during the seven (7) trading days immediately following the clearing date associated with the applicable put notice.

In connection with the EPL, the Company issued 250,000 shares of Common Stock to Peak One and recorded a fair value in lieu of service of approximately $70,000.

During the year ended December 31, 2021, the Company sold a total of 3,435,000 shares of Common Stock at prices ranging from $0.09 and $0.23 for total net proceeds of approximately $420,000.